Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other credits	R$ 142,167	R$ 59,527
Suppliers _ factoring	39,877	29,941
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial investments	458,537	423,418
Trade receivables
Deposits
Rights from derivative transactions	810	29,256
Other credits
Loans and financing	9	17,753
Leases to pay
Suppliers
Suppliers _ factoring
Derivatives liabilities	5,019,438	536
Other labilities
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Trade receivables	825,196	887,734
Deposits	1,982,399	2,068,593
Rights from derivative transactions
Other credits	327,030	232,633
Loans and financing	10,574,655	11,967,138
Leases to pay	9,441,375	11,206,959
Suppliers	2,093,241	2,319,954
Suppliers _ factoring	39,877	29,941
Airport fees and charges	1,624,442	1,391,617
Derivatives liabilities
Other labilities	R$ 503,137	R$ 692,171